Debt Debt (Tables)	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]

		Weighted Average Interest Rate		Carrying Value
	Maturity	2011	2010	2011	2010
				(Dollars in Millions)
Short-term debt
Current portion of long-term debt		5.3%	6.1%	$1	$7
Other – short-term		4.1%	3.4%	86	71
Total short-term debt				87	78
Long-term debt
6.75% senior notes due April 15, 2019	2019	6.75%	—%	494	—
Term loan	2017	—%	8.0%	—	472
Other	2013-2017	10.2%	11.2%	18	11
Total long-term debt				512	483
Total debt				$599	$561